Subsequent Events - (Details) - Subsequent Event $ in Millions		1 Months Ended
	Mar. 07, 2016 USD ($)	Jan. 31, 2016 USD ($) ft² item
Corporate Offices
Subsequent Events
Additional leased space, in square feet | ft²		11,889
Leased space, in square feet | ft²		32,805
Renewal term of lease		5 years
Increase to the future minimum lease payments		$ 3.6
Number of renewal options | item		1
Oxford Finance, Third Amendment
Subsequent Events
Minimum gross proceeds from public offering under Triggering Event terms	$ 45.0
Term over which the principal amount will be amortized, conditions per amendment achieved	36 months
Term over which the principal amount will be amortized, CE mark not achieved	40 months
Additional borrowing capacity	$ 5.0